SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—98.8%

Alaska—2.2%
City of Valdez, Exxon Pipeline Co. Project, Refunding, Revenue Bonds, Series A,
0.040%, due 12/01/33[1]	7,870,000	7,870,000

Arizona—1.6%
Arizona Industrial Development Authority, Phoenix Children's, Refunding, Revenue Bonds, Series A,
0.090%, due 02/01/48[1]	500,000	500,000
Salt River Project Agricultural Improvement & Power District, Arizona Electric System, Refunding, Revenue Bonds
5.000%, due 01/01/30	2,225,000	2,764,819
Salt River Project Agricultural Improvement & Power District, Refunding, Revenue Bonds, Series A,
5.000%, due 01/01/45	2,000,000	2,567,986
		5,832,805
California—5.4%
City of Los Angeles, Department of Airports, Refunding, Revenue Bonds, Series A,
5.000%, due 05/15/40	2,005,000	2,547,108
Golden State Tobacco Securitization Corp., Enhanced Asset-Backed, Revenue Bonds,
Series A, 5.000%, due 06/01/29	1,400,000	1,507,819
Series A, 5.000%, due 06/01/32	2,200,000	2,541,740
Series A, 5.000%, due 06/01/33	1,200,000	1,383,365
State of California, GO Bonds
0.040%, due 05/01/34[1]	2,770,000	2,770,000
5.000%, due 03/01/35	1,725,000	2,216,446
5.000%, due 12/01/43	5,000,000	6,405,390
		19,371,868
Colorado—0.6%
City & County of Denver, Refunding, COP,
Series A1, 0.100%, due 12/01/29[1]	100,000	100,000
Series A3, 0.100%, due 12/01/31[1]	605,000	605,000

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Colorado—(concluded)
Denver City & County School District No. 1, GO Bonds
5.000%, due 12/01/21	1,285,000	1,294,961
		1,999,961
Connecticut—1.3%
State of Connecticut, GO Bonds, Series D,
5.000%, due 08/15/26	1,165,000	1,412,053
State of Connecticut, Refunding, GO Bonds, Series B,
5.000%, due 05/15/26	2,700,000	3,248,301
		4,660,354
Florida—12.3%
Central Florida Expressway Authority, Refunding, Revenue Bonds
5.000%, due 07/01/28	5,720,000	7,244,921
5.000%, due 07/01/30	2,035,000	2,685,569
Martin County Health Facilities Authority, Revenue Bonds
5.500%, due 11/15/42[2]	3,800,000	3,823,092
Miami-Dade County Transit System, Revenue Bonds, Series A,
5.000%, due 07/01/43	2,000,000	2,525,403
Miami-Dade County, Subordinate Special Obligation Refunding Revenue Bonds
5.000%, due 10/01/35	4,530,000	5,395,403
School Board of Miami-Dade County, Refunding, COP,
Series A, 5.000%, due 05/01/31	4,000,000	4,594,278
Series B, 5.000%, due 05/01/26	1,900,000	2,191,742
School District of Broward County, COP, Series A,
5.000%, due 07/01/31	4,595,000	5,947,758
School District of Broward County, Refunding, COP,
Series A, 5.000%, due 07/01/28	2,250,000	2,697,470
Series B, 5.000%, due 07/01/30	2,000,000	2,313,579
St. Lucie County School Board, Refunding, Revenue Bonds, AGM
5.000%, due 10/01/26	2,500,000	2,939,648

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Florida—(concluded)
State of Florida, Board of Education Public Education Capital Outlay, Refunding, GO Bonds, Series A,
5.000%, due 06/01/28	1,560,000	1,972,076
		44,330,939
Georgia—3.3%
Catoosa County School District, GO Bonds
5.000%, due 08/01/26	2,645,000	3,196,657
County of Fulton GA, Revenue Notes
1.250%, due 12/31/21	4,000,000	4,011,230
State of Georgia, GO Bonds, Series A,
5.000%, due 07/01/30	3,630,000	4,588,882
		11,796,769
Illinois—5.0%
Illinois State Toll Highway Authority, Refunding, Revenue Bonds
5.000%, due 01/01/29	2,240,000	2,856,845
Series A, 5.000%, due 12/01/21	1,220,000	1,229,378
Series A, 5.000%, due 01/01/30	2,805,000	3,557,102
Series A, 5.000%, due 12/01/32	2,175,000	2,548,687
State of Illinois, GO Bonds, Series A,
5.000%, due 03/01/31	2,870,000	3,671,911
State of Illinois, Refunding, GO Bonds, Series C,
4.000%, due 03/01/31	3,500,000	4,175,754
		18,039,677
Kansas—0.7%
Wyandotte County-Kansas City Unified Government Utility System Revenue, BRD Public Utilities, Refunding, Revenue Bonds, Series A,
5.000%, due 09/01/27[2]	2,400,000	2,504,939

Kentucky—0.8%
Louisville/Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds, Series B-RE,
0.100%, due 10/01/39[1]	2,895,000	2,895,000

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Louisiana—0.0%†
City of New Orleans, Refunding AGC-ICC, GO Bonds
5.500%, due 12/01/21	30,000	30,253

Maryland—4.9%
County of Anne Arundel MD, Consolidated Water and Sewer, GO Bonds
5.000%, due 10/01/38	1,470,000	1,880,132
County of Baltimore MD, Consolidated Public Improvement, GO Bonds
5.000%, due 03/01/30	5,240,000	6,881,578
County of Prince George's MD, Consolidated Public Improvement, GO Bonds, Series A,
5.000%, due 07/15/27	5,000,000	6,199,200
State of Maryland, GO Bonds, Series A,
5.000%, due 08/01/30	2,000,000	2,591,093
		17,552,003
Massachusetts—7.6%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds
5.000%, due 07/01/45	2,005,000	2,523,498
Series C, 5.000%, due 05/01/40	3,000,000	3,774,879
Commonwealth of Massachusetts, GO Bonds, Series A,
5.000%, due 01/01/40	2,700,000	3,296,120
Commonwealth of Massachusetts, Refunding, GO Bonds,
Series A, 5.000%, due 07/01/30	2,260,000	2,703,552
Series C, 5.500%, due 12/01/22	2,070,000	2,197,741
Series E, 5.000%, due 11/01/27	4,505,000	5,633,289
Massachusetts Bay Transportation Authority Sales Tax Revenue, BANS Subordinate Sustainability, Revenue Bonds
4.000%, due 05/01/25	1,875,000	2,110,938
Massachusetts School Building Authority, Revenue Bonds, Series A,
5.000%, due 08/15/26[2]	2,455,000	2,558,190

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Massachusetts—(concluded)
Massachusetts Water Resources Authority, Revenue Bonds
5.000%, due 08/01/44	2,000,000	2,546,857
		27,345,064
Michigan—0.5%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds, Series A,
5.000%, due 12/01/25	1,615,000	1,911,220

Mississippi—0.0%†
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds, Series A,
0.040%, due 12/01/30[1]	100,000	100,000

Missouri—0.4%
Health and Educational Facilities Authority of the State of Missouri Revenue Bonds, Series B-2,
0.040%, due 10/01/35[1]	1,300,000	1,300,000

Nevada—1.9%
Las Vegas Valley Water District, Refunding, GO Bonds, Series D,
5.000%, due 06/01/27	5,670,000	7,007,949

New Jersey—2.6%
Industrial Pollution Control Financing Authority of Union County, Exxon Project, Refunding, Revenue Bonds
0.060%, due 10/01/24[1]	100,000	100,000
New Jersey Transportation Trust Fund Authority, Refunding, Revenue Bonds, Series A,
5.000%, due 06/15/30	2,000,000	2,568,870
New Jersey Turnpike Authority, Refunding, Revenue Bonds, Series G,
5.000%, due 01/01/35	2,095,000	2,581,826
New Jersey Turnpike Authority, Revenue Bonds, Series A,
5.000%, due 01/01/30	3,500,000	3,932,578
		9,183,274
New York—19.8%
City of New York, GO Bonds,
Series A, 5.000%, due 08/01/43	2,400,000	2,974,718

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

New York—(continued)
Series B-1, 5.000%, due 10/01/36	1,950,000	2,465,820
Series D, 5.000%, due 12/01/40	3,000,000	3,697,533
Subseries F-1, 5.000%, due 04/01/40	1,940,000	2,351,177
City of Rochester NY, GO Notes, Series II,
2.000%, due 08/03/22	3,570,000	3,625,763
County of Nassau NY, GO Notes, Series A,
2.000%, due 12/10/21	4,205,000	4,219,929
Metropolitan Transportation Authority, Refunding, Revenue Bonds, Series A-1,
0.080%, due 11/01/31[1]	1,490,000	1,490,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds, Series A-1,
5.000%, due 11/01/25	4,000,000	4,728,311
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds,
Series 21-A, 5.000%, due 11/01/22	1,295,000	1,362,565
Series A-2, 5.000%, due 08/01/38	3,000,000	3,652,432
Series A-2, 5.000%, due 08/01/39	1,445,000	1,757,036
Series A-3, 0.090%, due 08/01/43[1]	1,500,000	1,500,000
Series C-2, 5.000%, due 05/01/35	3,260,000	4,045,404
New York City Water & Sewer System, Refunding, Revenue Bonds, Series BB-1,
5.000%, due 06/15/44	1,300,000	1,668,260
New York City Water & Sewer System, Second General Resolution, Refunding, Revenue Bonds
5.000%, due 06/15/36	2,760,000	3,099,877
5.000%, due 06/15/39	2,195,000	2,734,068
Series EE, 5.000%, due 06/15/40	3,000,000	3,669,834
New York State Dormitory Authority Revenue Bonds, Series A,
5.000%, due 03/15/43	3,500,000	4,277,480
New York State Dormitory Authority, General Purpose, Refunding, Revenue Bonds, Series D,
5.000%, due 02/15/22	3,000,000	3,053,332

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

New York—(concluded)
New York State Dormitory Authority, Refunding, Revenue Bonds,
Series A, 5.000%, due 03/15/40	2,500,000	3,078,021
Series A, 5.000%, due 03/15/44	6,000,000	7,579,835
New York State Urban Development Corp., Refunding, Revenue Bonds, Series A,
5.000%, due 03/15/41	3,420,000	4,298,797
		71,330,192
North Carolina—0.5%
North Carolina Medical Care Commission, Duke University Health System, Revenue Bonds, Series A,
5.000%, due 06/01/32[2]	1,635,000	1,687,377

Ohio—2.4%
Ohio State Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series A,
5.000%, due 12/01/37	1,000,000	1,294,602
State of Ohio, Common Schools, Refunding, GO Bonds, Series B,
5.000%, due 09/15/27	5,000,000	6,228,522
State of Ohio, Conservation Projects, Refunding, Revenue Bonds, GO Bonds, Series A,
2.000%, due 03/01/22	1,025,000	1,032,890
		8,556,014
Oregon—0.8%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Series A,
5.000%, due 09/01/43	2,500,000	3,031,329

Pennsylvania—4.6%
Allegheny County Higher Education Building Authority, Carnegie Mellon University, Refunding, Revenue Bonds
0.060%, due 12/01/37[1]	800,000	800,000
City of Philadelphia, Refunding, GO Bonds
5.000%, due 08/01/24	2,000,000	2,256,633
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds
5.000%, due 06/01/22	3,000,000	3,093,422
Commonwealth of Pennsylvania, Refunding, GO Bonds
5.000%, due 09/15/26	1,225,000	1,485,045
5.000%, due 07/15/27	2,020,000	2,504,477

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Pennsylvania—(concluded)
Pennsylvania Turnpike Commission Refunding Revenue Bonds
5.000%, due 12/01/23	1,000,000	1,099,486
Pennsylvania Turnpike Commission Revenue Bonds, Series A-2,
5.000%, due 12/01/36	2,220,000	2,773,076
Pennsylvania Turnpike Commission, Refunding, Revenue Bonds, Subseries B,
5.000%, due 12/01/46	2,000,000	2,524,366
		16,536,505
South Carolina—0.6%
South Carolina Public Service Authority, Refunding, Revenue Bonds, Series A,
5.000%, due 12/01/24	2,000,000	2,286,735

Texas—8.7%
Alamo Community College District, GO Bonds
5.000%, due 08/15/24	1,440,000	1,632,454
Austin Community College District, GO Bonds
5.000%, due 08/01/30[2]	1,000,000	1,171,102
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series B,
5.000%, due 08/15/29[2]	1,000,000	1,042,033
Board of Regents of the University of Texas System, Refunding, Revenue Bonds, Series A,
5.000%, due 08/15/38	2,000,000	2,522,239
Coppell Independent School District, Refunding, GO Bonds, Series D,
5.000%, due 08/15/22	1,125,000	1,172,171
Dallas and Fort Worth International Airport, Refunding, Revenue Bonds
5.000%, due 11/01/33	5,655,000	7,380,980
Series A, 5.000%, due 11/01/29	2,500,000	3,243,524
Dallas Independent School District, GO Bonds, Series A,
5.000%, due 02/15/25	1,000,000	1,153,292
Garland Independent School District, Refunding, GO Bonds
5.000%, due 02/15/26	2,235,000	2,662,890
Harris County Cultural Education Facilities Finance Corp. Baylor College of Medicine, Refunding, Revenue Bonds
5.000%, due 11/15/37[2]	3,000,000	3,162,217

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(continued)

Texas—(concluded)
Harris County Health Facilities Development Corp., Methodist Hospital System, Refunding, Revenue Bonds, Series A-2,
0.090%, due 12/01/41[1]	1,200,000	1,200,000
Lamar Consolidated Independent School District, GO Bonds
5.000%, due 02/15/27	1,000,000	1,226,343
Lewisville Independent School District, Refunding, GO Bonds, Series A,
5.000%, due 08/15/22	2,275,000	2,369,985
Lower Colorado River Authority, LCRA Transmission Services, Refunding, Revenue Bonds
5.000%, due 05/15/31	1,000,000	1,268,144
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil, Revenue Bonds
0.060%, due 11/01/38[1]	200,000	200,000
		31,407,374
Utah—0.1%
City of Murray Hospital, IHC Health Services, Inc., Revenue Bonds, Series C,
0.070%, due 05/15/36[1]	300,000	300,000

Virginia—1.8%
County of Fairfax VA, Refunding, GO Bonds, Series A,
5.000%, due 10/01/29	5,000,000	6,556,589

Washington—6.3%
King County School District No 210 Federal Way, GO Bonds
5.000%, due 12/01/29	2,430,000	3,173,280
5.000%, due 12/01/30	3,135,000	4,177,181
King County School District No. 414 Lake Washington, Refunding, GO Bonds
4.000%, due 12/01/27	4,205,000	5,019,776
Snohomish County School District No 6 Mukilteo, GO Bonds
5.000%, due 12/01/22	4,640,000	4,900,620
State of Washington, GO Bonds, Series 2020A,
5.000%, due 08/01/43	3,070,000	3,833,183

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

	Face amount ($)	Value ($)
Municipal bonds—(concluded)

Washington—(concluded)
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds, Series A,
5.000%, due 10/01/25	1,435,000	1,503,391
		22,607,431
West Virginia—0.9%
State of West Virginia, GO Bonds, Series A,
5.000%, due 06/01/39	2,580,000	3,360,544

Wisconsin—1.2%
Public Finance Authority, WakeMed, Revenue Bonds, Series C,
0.080%, due 10/01/49[1]	1,850,000	1,850,000
State of Wisconsin, Refunding, Revenue Bonds, Series B,
5.000%, due 05/01/31	1,500,000	1,785,270
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health, Revenue Bonds, Series A,
0.080%, due 02/15/50[1]	600,000	600,000
		4,235,270
Total municipal bonds (cost—$345,646,960)		355,627,435

	Number of shares
Short-term investments—0.0%†
Investment companies—0.0%†
State Street Institutional U.S. Government Money Market Fund, 0.030% [3] (cost—$8,814)	8,814	8,814
Total investments (cost—$345,655,774)—98.8%		355,636,249
Other assets in excess of liabilities—1.2%		4,419,647
Net assets — 100.0%		$360,055,896

SMA Relationship Trust–Series M

Portfolio of investments – September 30, 2021 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds	—	355,627,435	—	355,627,435
Short-term investments	—	8,814	—	8,814
Total	—	355,636,249	—	355,636,249

At September 30, 2021, there were no transfers in or out of Level 3.

Portfolio footnotes

†	Amount represents less than 0.05% or (0.05)%.

[1]	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically.

[2]	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

[3]	Rates shown reflect yield at September 30, 2021.

Portfolio acronyms

AGC	Associated General Contractors

AGM	Assured Guaranty Municipal Corporation

COP	Certificate of Participation

GO	General Obligation

ICC	International Code Council

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated June 30, 2021.